Vessel Sales and Asset Impairments	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Vessel Sales and Asset Impairments
Vessel Sales and Asset Impairments
During the three and six months ended June 30, 2016, Teekay Offshore canceled the UMS construction contracts for its two UMS newbuildings. As a result, the carrying value of these two UMS newbuildings were written down to $nil. The Company's consolidated statements of (loss) income for the three and six months ended June 30, 2016 includes a $43.7 million write-down related to these two UMS newbuildings. The write-down is included in the Company’s Teekay Offshore Segment - Offshore Logistics.
The Company’s consolidated statements of loss for the three and six months ended June 30, 2016 includes a $12.5 million write-down of one VLCC tanker. The VLCC tanker was held for sale at June 30, 2016 and the sale is expected to be completed in the fourth quarter of 2016. The vessel was written down to its agreed sales price to a third party. The write-down is included in the Company's Teekay Parent Segment - Conventional Tankers.
The Company’s consolidated statements of loss for the three and six months ended June 30, 2016 includes a $6.4 million write-down of one Medium Range (or MR) tanker in Teekay Tankers. The MR tanker was held for sale at June 30, 2016 and is expected to deliver in the third quarter of 2016. The vessel was written down to its agreed sales price to a third party. The write-down is included in the Company's Teekay Tankers Segment - Conventional Tankers.
During February and March 2016, Centrofin Management Inc. (or Centrofin), the charterer for both the Bermuda Spirit and Hamilton Spirit Suezmax tankers, exercised its options to purchase both the Bermuda Spirit and Hamilton Spirit as permitted under the charter contract agreements. The vessels delivered to Centrofin during April and May 2016. Upon Centrofin exercising its purchase options, the vessels and remaining term of the charter contracts have been reclassified as sales-type leases by Teekay LNG, which resulted in the recognition of an accounting loss of $27.4 million in the first quarter of 2016. This loss is included in the Company’s Teekay LNG Segment - Conventional Tankers.
During the six months ended June 30, 2016, Teekay Offshore sold a 1992-built shuttle tanker, the Navion Torinita, for net proceeds of $5.0 million, which was the approximate carrying value of the vessel at the time of sale. During the three months ended March 31, 2015, the carrying value of this shuttle tanker was written down to its estimated fair value, using an appraised value as a result of the expected sale of the vessel and the vessel was classified as held for sale on the Company’s consolidated balance sheet as at December 31, 2015. The Company’s consolidated statements of (loss) income for the six months ended June 30, 2015 includes a $1.7 million write-down related to this vessel. The write-down is included in the Company’s Teekay Offshore Segment - Offshore Logistics.
In March 2016, the time-charter contract with a subsidiary of the Company for a 2004-built conventional tanker, the Kilimanjaro Spirit, was terminated by Teekay Offshore. Immediately following the charter termination, Teekay Offshore sold the Kilimanjaro Spirit for net proceeds of $26.7 million and also sold a 2003-built conventional tanker, the Fuji Spirit, for net proceeds of $23.7 million, which were the approximate carrying values of the vessels at the time of sale. Both vessels were classified as held for sale on the Company’s consolidated balance sheet as at December 31, 2015. As part of the sale of these vessels, Teekay Offshore is in-chartering these vessels for a period of three years each, both with an additional one-year extension option. One vessel is fixed on a two-year time-charter-out contract which commenced during the second quarter of 2016, and the other vessel is currently trading in the spot conventional tanker market.
During the six months ended June 30, 2015, the carrying value of one of Teekay Offshore's 1999-built shuttle tankers was written down to its estimated fair value, using an appraised value. The write down was a result of a recent change in the operating plan of the vessel. The Company’s consolidated statements of (loss) income for the six months ended June 30, 2015, includes a $13.8 million write-down related to this vessel. The write-down is included in the Company’s Teekay Offshore Segment - Offshore Logistics.
During the six months ended June 30, 2015, Teekay Offshore sold a 1997-built shuttle tanker, the Navion Svenita, for net proceeds of $8.6 million. The Company’s consolidated statements of (loss) income for the six months ended June 30, 2015 includes a $1.6 million gain related to the sale of this vessel. This gain is included in the Company’s Teekay Offshore Segment - Offshore Logistics.